Debt Obligations - Debt (Details) - SUNLIGHT FINANCIAL LLC - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Outstanding Face Amount	$ 14,625
Carrying Value	14,625	$ 11,811	$ 5,301
Maximum Facility Size	$ 15,000
Weighted Average, Funding Cost	6.40%